Schedule of Share-based Compensation Expense (Details) - Sonnet BioTherapeutics Holdings, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation		$ 60,395	$ 60,395	$ 170,795	$ 231,190	$ 248,626
Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation		28,268	28,268	81,089	109,356	121,265
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation		$ 32,127	$ 32,127	$ 89,706	$ 121,834	$ 127,361